INVENTORIES	24 Months Ended
Dec. 31, 2014
INVENTORIES [Text Block]
3.	INVENTORIES

Inventories consisted of the following:

December 31,	2014	2013

Raw materials	$8,180,938	$9,490,297
Work-in-progress	7,186,242	5,050,926
Finished goods	7,140,012	7,038,098

Total inventories	$22,507,192	$21,579,321